Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Earnings Per Share [Abstract]
Reconciliation Of Basic And Diluted Earnings Per Share

The following table sets forth the reconciliation of basic and diluted earnings per share for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(shares in millions)	2013	2012
Denominator for Basic Earnings per Share	214.0	221.9
Effect of Dilutive Securities:
Stock Options	2.1	1.1
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units	1.3	1.4

Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities	217.4	224.4

The following table sets forth the reconciliation of basic and diluted earnings per share for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(shares in millions)	2013	2012	2011
Denominator for Basic Earnings per Share	221.2	223.7	222.8
Effect of Dilutive Securities:
Stock Options	1.6	0.9	0.9
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units	1.2	1.4	1.4

Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities	224.0	226.0	225.1

Antidilutive Securities

The table below provides a summary of the securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented. Antidilutive securities were as follows for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(shares in millions)	2013	2012	2011
Number of Securities	5.1	9.2	8.8
Weighted Average Exercise Price	$31.27	$30.31	$31.79